Stock Options Fair Value Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		20.00%	21.00%
Risk-free interest rate		0.70%	0.30%
Employee Stock Option | Monte Carlo Valuation Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	30.00%
Expected life (in years)	6 years
Risk-free interest rate	2.20%
Dividend yield	0.80%
Fair value per stock option	$ 6
Employee Stock Option | Post-Separation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	31.00%
Expected life (in years)	6 years 9 months 18 days
Risk-free interest rate	2.10%
Dividend yield	0.90%
Fair value per stock option	$ 10
Employee Stock Option | Pre-Separation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	20.00%	23.00%	25.00%
Expected life (in years)	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free interest rate	1.70%	1.70%	0.90%
Dividend yield	3.00%	2.80%	2.60%
Fair value per stock option	$ 9	$ 11	$ 12